INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canada	$ (2,154)	$ (292)	$ 691
Foreign	3,528	2,458	4,416
Income before Income Taxes	$ 1,374	$ 2,166	$ 5,107